UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GCAT Depositor vi  llc

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0002072245

GCAT 2025-NQM3 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Thomas Durkin, (212) 692-2000
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Executive Summary
99.2	AMC Rating Agency Grades
99.3	AMC Exception Grades
99.4	AMC Valuation Summary
99.5	AMC Supplemental Data
99.6	AMC Data Compare
99.7	Clayton Services LLC (“Clayton”) Narrative
99.8	Clayton Conditions Report
99.9	Clayton Loan Level Tape Compare
99.10	Clayton Non ATR QM
99.11	Clayton Rating Agency ATR QM
99.12	Clayton Standard Upload
99.13	Clayton Valuations Summary
99.14	Clayton Waived Conditions
99.15	Clarifii LLC (“Clarifii”) Executive Summary
99.16	Clarifii ATR OR QM Report
99.17	Clarifii Data Compare Report
99.18	Clarifii Rating Agency Grades Detail Report
99.19	Clarifii Rating Agency Grades Summary Report
99.20	Clarifii Valuation Report
99.21	Clarifii Supplemental Data Extract
99.22	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
99.23	Canopy RA Grades Detail Report
99.24	Canopy RA Grades Summary Report
99.25	Canopy Valuation Report
99.26	Canopy ATR QM Report
99.27	Canopy Data Compare
99.28	Canopy Supplemental Data Extract
99.29	Consolidated Analytics, Inc (“Consolidated”) Narrative
99.30	Consolidated Exception Standard Report
99.31	Consolidated Valuations Summary Report
99.32	Consolidated Grading Summary Report
99.33	Consolidated Supplemental Report
99.34	Consolidated Data Compare Report
99.35	Covius Real Estate Services, LLC (“Covius”) Due Diligence Narrative
99.36	Covius ATR OR QM Report
99.37	Covius Tape Compare
99.38	Covius Exceptions Report
99.39	Covius Grades Report
99.40	Covius Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GCAT DEPOSITOR VI LLC

(Depositor)

Date: June 10, 2025	By:	/s/ Thomas Durkin
	Name:	Thomas Durkin
	Title:	President (senior officer in charge of securitization)